Note 6 - Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]
6.	Notes Payable

Sucampo promissory note

As of June 30, 2024, CPP had a balance outstanding of approximately $4.3 million for principal and interest under an amended and restated promissory note (the “Sucampo Note). The note was issued with an initial principal amount of approximately $6.2 million in favor of Sucampo GmbH dated as of June 15, 2022. The principal balance outstanding as of June 30, 2024 is approximately $4.2 million under the Sucampo Note and it bears simple interest at a rate of 5% per annum. All unpaid principal, together with any then unpaid and accrued interest is payable as follows: (i) $1.0 million, plus all interest accrued but unpaid on or before each of January 31, 2025, and January 31, 2026; and (ii) all remaining principal plus accrued but unpaid interest on or before January 31, 2027. On March 8, 2024, the Company paid the second installment on the balance due of $1.0 million plus accrued interest of approximately $260,000. This payment was made prior to the expiration of a grace period provided by the lender.

As of June 30, 2024, the Company was current in all payments due under the Sucampo Note and the accrued and unpaid interest on this note was approximately $87,000. Panbela has agreed to guarantee CPP’s payment obligations under the Sucampo Note pursuant to a Guaranty dated as of June 15, 2022.

7.	Notes Payable

Sucampo Promissory Note

As of December 31, 2023 and December 31, 2022, CPP had a balance outstanding of approximately $5.4 million principal and interest and approximately $6.4 million principal and interest, respectively, under an amended and restated promissory note (the “Sucampo Note”) issued with an initial principal amount of approximately $6.2 million in favor of Sucampo GmbH dated as of June 15, 2022. The principal balance outstanding under the Sucampo Note bears simple interest at a rate of 5% per annum. On February 1, 2023, Panbela paid the first installment on the balance due of $1.0 million plus accrued and unpaid interest of approximately $295,000. On March 8, 2024, the company paid the second installment on the balance due of $1.0 plus accrued and unpaid interest of approximately $259,000. This payment was made prior to the expiration of a grace period provided by the lender. All remaining unpaid principal, together with any then unpaid and accrued interest is payable as follows: (i) $1.0 million, plus all interest accrued but unpaid on or before each of January 31, 2025 and January 31, 2026; and (ii) all remaining principal plus accrued but unpaid interest on or before January 31, 2027. As of December 31, 2023 and December 31, 2022, the accrued and unpaid interest on this note was approximately $238,000 and $243,000, respectively. Panbela has agreed to guarantee CPP’s payment obligations under the Sucampo Note pursuant to a Guaranty dated as of June 15, 2022.

Tillotts Promissory Note

As of December 31, 2022, CPP had a balance outstanding of approximately $0.7 million representing principal and interest under an amended promissory note issued with an initial principal amount of approximately $650,000 in favor of Tillotts Pharma AG. The principal balance and accrued and unpaid interest were paid in full on January 31, 2023.